AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 2003

File No. 33-81926

File No. 811-8652

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933                                        /X/

POST-EFFECTIVE AMENDMENT NO. 10

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

/X/

AMENDMENT NO. 12

CROFT FUNDS CORPORATION

(Exact Name of Registrant as Specified in Charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code (410) 576-0100

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Copies to:

Leslie Cruz, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box)

_   immediately upon filing pursuant to paragraph (b) of Rule 485

X   on August 29th, 2003 pursuant to paragraph (b) of Rule 485

_   60 days after filing pursuant to paragraph (a) of Rule 485

_   on [date] pursuant to paragraph (a) of Rule 485

_   75 days after filing pursuant to paragraph (a) of Rule 485

PROSPECTUS

Croft-Leominster

Value Fund

Income Fund

CROFT FUNDS CORPORATION

Croft-Leominster Value Fund

Croft-Leominster Income Fund

August 29, 2003

The Value Fund and the Income Fund are two separately-managed, diversified portfolios of Croft Funds Corporation, a no-load, open-end management investment company. Croft-Leominster, Inc. serves as investment manager for the Funds.

The Value Fund seeks capital growth by investing primarily in the common stock of companies which are believed to be undervalued and have good prospects for capital appreciation.

The Income Fund seeks a high level of current income with moderate risk of principal by investing primarily in a diversified portfolio of investment grade fixed-income securities.

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PAGE

Investment Summary:

Investment Objectives,

  Strategies and Risks

3

Fund Performance Information:

Average Annual Total Returns

5

Fees and Expenses of the Funds

6

Example of Annual Expenses

6

Management of the Funds:

Investment Manager

7

Portfolio Manager

7

Shareholder Information:

How Net Asset Value is Determined

8

How to Buy Shares

8

How to Redeem Shares

9

Distributions

11

Taxes

11

Distribution Plan

11

Financial Highlights

12

Shareholder Inquiries

Back Cover

INVESTMENT SUMMARY

THE VALUE FUND

Investment Objective

The Value Fund's investment objective is growth of capital.

Principal Investment Strategies

Croft-Leominster, Inc. (the "Manager") focuses on companies with low stock prices relative to future earnings growth, cash flow and asset value. At times, the Manager employs a "contrarian" approach that focuses on securities of companies that are undervalued in the marketplace, may be out-of-favor with the investment community (ie., lack of coverage by financial analysts, negative sentiment by financial analysts, or other pressures causing a decline in the price of a security), and whose price/earnings ratio is lower than the rest of the market. Under normal circumstances, the Manager may sell a security when it reaches its full potential value, based on a fundamental analysis, or when its risk return ratio becomes unfavorable.

The Fund invests primarily in common stocks of established mid-sized and large sized companies that the Manager believes are undervalued. Mid-sized companies have market capitalizations in the range of $1.5 billion to $10 billion, and large companies are those with market capitalizations greater than $10 billion. In making investment decisions for the Fund, the Manager considers the underlying value of a company's assets, including cash flow, valuing of resource reserves and land assets, and other factors.

While the Manager generally intends to hold a carefully selected, diversified portfolio of securities, the Fund may from time to time, take temporary defensive positions in attempting to respond to adverse market, economic, political, or other conditions. These temporary positions may prevent the Fund from achieving its investment objective.

The investment policy and objective of the Value Fund may be changed without shareholder approval.

Related Risks

Investing in equity securities involves risk and you may lose all or a substantial part of your investment. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

The Fund's shares will fluctuate in value based on fluctuations in the value of the equity securities held in the Fund's portfolio. The stocks in which the Fund invests will normally exhibit the characteristic of a lower price to projected earnings ratio than the market and a somewhat higher level of "company-specific" risks than the market. As a result, these stocks may have higher earnings sensitivity to the business cycle or interest rates, high debt levels, potential for business restructurings or other special situations, and legal or regulatory risks and uncertainties.

Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment. The Fund's net asset value, yield, and total return may be affected by such price movements.

THE INCOME FUND

Investment Objective

The Income Fund’s, investment objective is high current income with moderate risk to principal.

Principal Investment Strategies

The Fund invests primarily in corporate bonds and other fixed-income securities that are considered investment grade or better. The Fund invests to a lesser but still significant extent in U.S. traded fixed income securities that are rated below "investment grade" or that are not rated. These lower-rated securities are often referred to as "high yield securities" or "junk bonds." Under normal circumstances, the Manager may sell a security when it reaches its full potential value, based on a fundamental analysis, or when its risk return ratio becomes unfavorable.

The Manager emphasizes current income when selecting securities. The Fund will generally hold a diversified portfolio of investments to help minimize the effects on the Fund in the event that the credit rating of any investment is downgraded or underlying obligations are not repaid. When the Fund invests in high yield securities, it generally seeks to receive a correspondingly high return to compensate it for the additional credit risk and market risk it has assumed.

The Manager also will attempt to minimize the effects on the Fund of early issuer redemptions by purchasing some bonds that are either selling at a discount to their call price (the price at which they can be redeemed by the issuer before their scheduled maturity) or are non-callable for life.

The Fund may, from time to time, take temporary defensive positions in attempting to respond to adverse market, economic, political, or other conditions. These temporary positions may prevent the Fund from achieving its investment objective.

The investment policy and objectives of the Income Fund may be changed without shareholder approval.

Related Risks

The Fund's shares will fluctuate in value in response to interest rate changes and other factors, which may cause you to lose all or a substantial part of your investment.

The Fund's net asset value, yield and total return may be affected by a decline in the price of bonds held by the Fund or a default on an underlying obligation. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. High-yield junk bonds are especially sensitive to changes in interest rates.

Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will affect the value of the Fund's investment. The prices of below investment grade securities are likely to be heavily affected by changes in levels of economic activity and issuer creditworthiness.

The Fund's investments in high-yield junk bonds involves greater risk of default or price decline than investments in investment grade securities. High-yield junk bonds may have greater price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell such securities at their fair market value either to meet redemption requests or in response to changes in the economy or the financial markets. Prices may also be affected by investors' perception of credit quality and the outlook for economic growth, and may move independently of interest rates and the overall bond market.

Fund Performance

The bar chart and table below reflect the performance of each Fund both calendar year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in each of the Funds. This past performance, however, does not necessarily indicate how the Funds will perform in the future.

*The year to date return as of June 30, 2003 was 13.4% and 10.05% for the Value and Income Funds, respectively.

Since each Fund commenced operations, the highest and lowest return for an individual calendar quarter was as follows:

	Highest	For the	Lowest	For the
	Quarterly	Period	Quarterly	Period
	Return	Ending	Return	Ending
Value Fund	20.21%	(6/30/97)	(25.29%)	(9/30/98)

Income Fund	6.91%	(1/31/03)	(1.69%)	(3/31/96)

Average Annual Total Returns (For periods ended December 31, 2002).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Value Fund

				Since
	One Year	Three Year	Five Year	Inception*
Value Fund Returns Before Taxes	(25.8%)	(5.6%)	(1.9%)	6.5%
Value Fund Returns After Taxes on Distributions	(25.8%)	(5.8%)	(1.9%)	6.0%
Value Fund Returns After Taxes on Distributions and Sale of Fund Shares	(15.7%)	(4.4%)	(1.4%)	5.4%
S&P 500† (reflects no deductions for fees, expenses or taxes)	(22.2%)	(14.6%)	(0.6%)	9.0%

*The Value Fund commenced operations on May 4, 1995.

†The S&P 500 Composite is an unmanaged index that is a widely recognized indicator of general market performance.

Income Fund

				Since
	One Year	Three Year	Five Year	Inception*
Income Fund Returns Before Taxes	8.2%	6.1%	4.2%	7.0%
Income Fund Returns After Taxes on Distributions	5.8%	3.6%	1.1%	2.4%
Income Fund Returns After Taxes on Distributions and Sale of Fund Shares	4.9%	3.7%	1.6%	2.5%
Lehman-Brothers Intermediate Bond Index† (reflects no deductions for fees, expenses or taxes)	9.8%	9.6%	7.5%	7.5%

*The Income Fund commenced operations on May 4, 1995.

†The Lehman-Brothers Intermediate Bond Index is a broad measure of the performance of intermediate (one to ten years) government and corporate fixed-rate debt issues.

Fees and Expenses of the Funds

These tables describe the fees and expenses you may pay if you buy and hold shares of the Funds.

Shareholder Fees (fees paid directly from your investment)	None	Value Fund	Income Fund
The Funds do not charge sales loads.	Annual Fund Operating Expenses
Redemption proceeds wired to a	(expenses deducted from Fund assets)
designated account at the
shareholder's request however	Management Fees	0.94%	0.79%
will be reduced by a wire
redemption fee of $20.	Distribution (12b-1) Fees*	None	None

	Other Expenses	1.43%	0.93%

	Total Annual Fund Operating Expenses	2.37%	1.72%
	Less Waivers/Reimbursements**	0.87%	0.62%
	Net Annual Fund Operating Expenses	1.50%	1.10%

* The Funds have adopted a rule 12b-1 plan, but as of the date of this prospectus, the Funds have not implemented it or paid any 12b-1 fees.

**The Manager has contractually agreed to waive its fees and/or reimburse Fund expenses through April 30, 2004 to limit Fund Total Operating Expenses to 1.50% for the Value Fund and 1.10% for the Income Fund.

Example: The following Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the ends of those periods. The Example is based on Net Annual Fund Operating Expenses for the 1st year and Total Annual Fund Operating Expenses for the remaining periods.  The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same.  This hypothetical rate of return is not intended to be representative of past or future performance.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Value Fund	$150	$682	$1,265	$3,000
Income Fund	$110	$523	$976	$2,323

MANAGEMENT OF THE FUNDS

Investment Manager. The Manager provides investment advisory and portfolio management services and makes day-today investment decisions for the Funds. The Manager is registered as an investment adviser with the SEC and has been in the investment management business for more than 10 years. On June 30, 2003, the Manager managed over $284 million of assets for pension plans, corporations, individuals, institutions and limited partnerships. The Manager's address is Canton House, 300 Water Street, Baltimore, Maryland 21202.

For the year ended April 30, 2003, the Manager received from each Fund the management fee set forth in the table below:

Value Fund

Income Fund

Management fee paid in the fiscal year ended April 30, 2003

0.94%

0.79%

(as a percentage of average net assets)

Fund Share Ownership By The Manager’s Employees. Ownership of Fund shares by employees of the Manager is set forth below as of June 30, 2003:

                                             Value Fund

Income Fund

Manager Employee                                         17.86%

      16.18%

Ownership of Fund Shares

(as a percentage of total shares outstanding)

Co-Portfolio Managers

L. Gordon Croft, Vice President and Director of the Manager, has joint responsibility for overseeing the investments of the Funds' assets. Mr. Croft holds a B.E.S. degree in Engineering from the Johns Hopkins University and an M.E.A. in Engineering from George Washington University. From 1967 through 1989, he held various positions with T. Rowe Price Associates, Inc., most recently as an investment counselor and Director. Mr. Croft co-founded Croft-Leominster, Inc. with Kent Croft in 1989.

Kent G. Croft, President, Director and Secretary of the Manager, has joint responsibility for overseeing the investments of the Funds' assets. He holds an A.B. degree ('85) from Dartmouth College. From 1985 through May 1988, Mr. Croft was employed as a manager in the equity department at Salomon Brothers, Inc., New York. From 1988-1989, Mr. Croft was Vice President, Real Estate Investments for Bryans Road Corp. In 1989, he co-founded Croft-Leominster, Inc. He is a board member for the Baltimore Securities Analyst's Society and a member of the Association of Investment Management and Research.  Lastly, he is NASD and  NYSE registered and completed work at Harvard University’s Kennedy School of government in behavioral finance.

Mr. Croft's other activities include Trustee of Charles County Community College Foundation, President of Croft-Leominster Inc. Foundation, Trustee of the Baltimore Mentoring Partnership, Trustee of the Wildfowl Trust of North America and Trustee at St. Paul’s School.

HOW NET ASSET VALUE IS DETERMINED

The price of Fund shares is the Fund's net asset value. The net asset value per share of each Fund is determined once on each day on which the New York Stock Exchange is open (a "Business Day"), as of the close of the Exchange, usually 4:00 p.m. Eastern Time ("Valuation Time"). Portfolio securities for which market quotations are readily available are valued at market price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which the Corporation's Directors have determined to approximate their market value. All other securities and assets are valued at their direction pursuant to guidelines established by the Directors.

Orders for the purchase of shares of the Funds are executed at the net asset value determined as of the next Valuation Time after an order is received in proper form. Shares will not be priced on days when the New York Stock Exchange is closed.

HOW TO BUY SHARES

You may purchase shares by mail, wire, or through broker-dealer firms that make shares available.  The funds do not charge any sales charges for purchases of Fund shares.

The minimum initial investment is $2,000 ($500 for an IRA), and the minimum additional investment is $200. The Corporation reserves the right to reject any order for the purchase of shares in whole or in part.

Purchases by Mail

You may open an account by mail or overnight delivery by sending a check or other negotiable bank draft (payable to: the Croft-Leominster [Name of Fund]) for $2,000 or more ($500 minimum for IRAs), together with the completed Application Form to the Corporation at the following address (use for overnight delivery also.)

Croft-Leominster Inc.

c/o Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

If you are making a subsequent investment, you should send a stub from a previous confirmation in lieu of the application form. If no stub is available, you should send a brief letter giving the name of the Fund(s), registered name(s) of the account and the account number along with a check indicating your account number on the face. Checks do not need to be certified but must be drawn on a U.S. bank. Mutual Shareholder Services, the Corporation's transfer agent, will charge a $20 fee against your account for any check returned to the Custodian. You will also be responsible for any losses suffered by a Fund as a result of a returned check.

Purchases by Wire

You may purchase shares by wire. A purchase order will be effective as of the day received, if the order and payment are received before 4:00 p.m., Eastern Time. Your bank may charge a wire fee.

If you are establishing a new account or purchasing additional shares for an existing account by wire transfer, you should call Mutual Shareholder Services beforehand to provide account information. A properly completed and signed application marked "follow up" must be sent for all new accounts opened by wire, which are subject to acceptance by the fund.

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares of the Funds by requesting the bank to transmit funds by wire to:

US Bank

ABA #0420-0001-3

Attn: Croft-Leominster Value Fund or Income Fund

(DDA #481701340)

Your name and account number must be specified in the wire

 Tax-Deferred Retirement Plans

You may purchase shares for virtually all types of tax-deferred retirement plans. Please contact the Corporation at 1-800-746-3322 to obtain plan forms and/or custody agreements for the following:

Individual Retirement Accounts (for individuals and their non-employed spouses who wish to make limited tax-deductible contributions to a tax deferred account for retirement); and

Simplified Employee Pension Plans

US Bank, N.A. furnishes custodian services to the Funds' shareholders for such tax-deferred retirement plans. Dividends and distributions will be automatically reinvested without a sales charge. For further details, including fees charged, tax consequences and redemption information, see the specific plan documents which can be obtained from the Corporation. You should consult with your tax advisor before establishing any tax-deferred retirement plans.

If you are interested in investing your IRA account in the Funds, you may have to establish an IRA or IRA Rollover account through US Bank, N.A. Please call the Corporation at 1-800-746-3322 for further information.

HOW TO REDEEM SHARES

You may redeem shares by sending a written request, signed by the record owner(s), to: Mutual Shareholder Services, the Fund's transfer agent, at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141. The request must specify the name of the Fund and the number of shares to be redeemed.

Redemption requests and changes to the shareholder's address or designated bank account must be guaranteed by an "eligible guarantor institution" (which includes: banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

You may not redeem shares directly from the Funds by telephone. If you have purchased shares through a broker, you may redeem those shares through such broker consistent with the broker's policies (which might permit telephone redemptions), the terms of any agreement with the broker governing the purchase and redemption of those shares, and the terms of any agreement governing the relationship between the broker and the Funds. Under these circumstances, redemptions may be effected by telephone through such brokers.

The redemption price is the net asset value per share next computed after receipt of the redemption request in proper form. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for the shares (collection of payment could take up to 15 days). The Custodian will charge $13 for a Federal Reserve wire redemption payment made at your request.

The Funds reserve the right to redeem shares if the account has a value of less than $1,000 due to redemptions. If a Fund exercises its right to redeem such shares, you will be given written notice and will be allowed 30 days to make an additional investment in an amount that will increase the value of the account to at least $1,000.

The Funds will pay cash for all shares redeemed, except under abnormal conditions that make payment in cash impractical. In such an instance, payment may be made wholly or partly in liquid portfolio securities with a market value equal to the redemption price. You may incur brokerage costs and taxes in converting such securities to cash.

DISTRIBUTIONS

The Funds distribute as dividends substantially all net investment income (which comes from dividends and interest received from investments) and net realized capital gains, if any. The Value and Income Funds generally will declare and pay dividends out of any investment income annually and quarterly, respectively, and distribute any net realized capital gains annually. Any distributions will be paid in Fund shares, unless you elect, in writing, at least 15 days prior to the date of distribution by written notice to the Corporation's transfer agent, to receive them in cash. Such election will become effective for any future dividends.

TAXES

Distributions you receive from the Funds may be subject to Federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxable either as ordinary income or as qualified dividend income.  Dividends that are qualified dividend income are eligible for the reduced tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income.  Capital gains distributions are taxed as long term capital gains.  The Funds will tell you annually how to treat dividends and distributions.

If you redeem shares of a Fund, you may be subject to tax on any gains you earn based on your holding period for the shares. An exchange of shares of a Fund for shares of another Fund is a sale of Fund shares for tax purposes.

DISTRIBUTION PLAN

The Funds have adopted a distribution and shareholder services plan (the "Plan") pursuant to rule 12b-1 of the Investment Company Act of 1940. As provided in the Plan, each Fund may pay a fee of up to .25% of the Fund's average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance. The Plan also provides for payment of expenses relating to the costs of prospectuses, reports to Shareholders, sales literature and other materials for potential investors.  As of the date of this prospectus, the Funds have not implemented the Plan or paid any rule 12b-1 fees.

FINANCIAL HIGHLIGHTS

The following financial highlights information is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McCurdy & Associates, CPA's, Inc., whose report, along with each Fund's financial statements, are incorporated by reference into the Fund's Statement of Additional Information and are included in the Fund's 2002 Annual Report to Shareholders, which is available upon request.

Per Share Operating Performance

(for a share outstanding throughout the period)

For Fiscal Years Ended April 30

	Value	Value	Value	Value	Value	Income	Income	Income	Income	Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
	2003	2002	2001	2000	1999	2003	2002	2001	2000	1999

Net Asset Value at Beginning of Period	$ 17.25	$ 18.64	$ 16.57	$ 16.65	$ 7.03	$ 9.23	$ 9.24	$ 9.43	$ 10.47	$ 10.95
Income (loss) from investment operations:
Net Investment Income/loss	0.02	(0.04)	0.05	(0.08)	(0.04)	0.57	0.59	0.72	0.76	0.77
Net realized and unrealized gain (loss) on investment	(3.32)	(1.07)	2.04	0.00	(0.10)	0.67	0.04	(0.20)	(1.02)	(0.46)
Total from Investment Operations	(3.30)	(1.11)	2.09	(0.08)	(0.14)	1.24	0.63	0.52	(0.26)	0.31

Less distributions:
Dividends from net investment income	0.00	(0.03)	(0.02)	0.00	0.00	(0.57)	(0.61)	(0.71)	(0.78)	(0.76)
Distributions from net realized gains	(0.01)	(0.25)	0.00	0.00	(0.24)	0.00	0.00	0.00	0.00	(0.03)
Return of Capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)	0.00	0.00	0.00
Total Distributions	(0.01)	(0.28)	(0.02)	0.00	(0.24)	(0.57)	(0.64)	(0.71)	(0.78)	(0.79)

Net Asset Value at End of Period	$ 13.94	$ 17.25	$ 18.64	$ 16.57	$ 16.65	$ 9.90	$ 9.23	$ 9.24	$ 9.43	$ 10.47

Ratios/Supplemental Data:
Net Assets at End of Period (000’s)	$ 5,278	$ 5,727	$ 5,438	$ 4,864	$ 4,899	$ 8,158	$ 8,287	$ 7,679	$ 8,157	$ 10,121
Ratios to average net assets:
Expenses (before reimbursement)	2.37%	2.23%	2.46%	2.47%	2.59%	1.72%	1.76%	1.91%	1.79%	1.78%
Expenses (after reimbursement)	1.50%	1.50%	1.44%	1.50%	1.50%	5.48%	5.57%	6.92%	6.97%	6.47%
Net Investment Income (before reimbursement)	(0.71)%	(0.92)%	(0.74)%	(1.01)%	(1.37)%	1.10%	1.10%	1.10%	1.10%	1.10%
Net Investment Income (after reimbursement)	0.16%	(0.22)%	0.28%	(0.49)%	(0.29)%	6.11%	6.23%	7.73%	7.66%	7.15%
Portfolio Turnover Rate	54.64%	47.79%	54.57%	55.66%	89.33%	37.26%	23.80%	12.33%	5.87%	13.45%

Total Return	(19.11)%	(6.05)%	12.61%	(0.48)%	(0.63)%	14.04%	6.91%	5.78%	(2.40)%	2.91%

INVESTMENT MANAGER

Croft-Leominster, Inc.

Canton House, 300 Water Street

Baltimore, Maryland 21202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

INDEPENDENT AUDITORS

McCurdy & Associates, CPA’s, Inc.

27955 Clemens Road

Westlake, Ohio 44145

CUSTODIAN

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, Ohio 45202

ADMINISTRATOR, TRANSFER AGENT AND SHAREHOLDER

SERVICES AGENT

Mutual Shareholder Services, LLC

8869 Brecksville Road Suite C

Brecksville, Ohio 44141

CROFT FUNDS CORPORATION

Shareholder Inquiries

If you have questions about your account, you may contact the Corporation's transfer agent at: 8869 Brecksville Road, Suite C, Brecksville, OH 44141 or by calling 1-800-746-3322.

You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent, or by writing to: Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202 or by telephoning

1-800-551-0990:

A statement of additional information ("SAI") about the Fund that is incorporated by reference into the Prospectus.

The Fund's most recent annual and semi-annual reports which contain detailed financial information. The annual report also contains a discussion of markets conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Detailed information about purchasing and redeeming Fund shares that is incorporated by reference into the Prospectus.

In addition you may review information about the Fund (including the SAI) at the Securities and Exchange Commissions ("SEC") Public Reference Room in Washington, DC (Call 1-800-SEC-0330 to find out about the operation of the Public Reference Room.) The SEC's Internet site at http://www.sec.gov has reports and other information about the Fund and you may get copies of this information by writing the Public Reference Section of the SEC, Washington, DC 20549-5009 and by paying duplicating fees.

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds.  This prospectus does not constitute an offering by the Funds in any jurisdiction in which such offering may not lawfully be made.

Investment Company Act File No. 811-8652

CROFT FUNDS CORPORATION

REGISTRATION STATEMENT ON FORM N-1A

PART C

OTHER INFORMATION

Item 23.   EXHIBITS

(a)

Articles of Incorporation, filed as Exhibit (1) to the Registrant's Initial Registration Statement filed on July 22, 1994 are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

(b)

By-Laws, filed as Exhibit (2) to the Registrant's Initial Registration Statement filed on July 22, 1994 are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

(c)

Inapplicable

(d)

Management Contract between Registrant and Croft-Leominster, Inc. filed as Exhibit (5) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit of Post-Effective Amendment No. 5, as filed on June 29, 1998.

(e)

Inapplicable

(f)

Inapplicable

(g)

Custodian Agreement between Registrant and Star Bank (currently US Bank), N.A. dated August 19, 1994 filed as Exhibit (8) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

(h)(1)

Transfer Agent Agreement between Croft-Leominster Income Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(4) to Post-Effective Amendment No. 8 on the Registrant's Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

(h)(2)

Transfer Agent Agreement between Croft-Leominster Value Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(5) to Post-Effective Amendment No. 8 on the Registrant's Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

(h)(3)

Accounting Services Agreement between Croft-Leominster Income Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(6) to Post-Effective Amendment No. 8 on the Registrant's Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

(h)(4)

Accounting Services Agreement between Croft-Leominster Value Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(7) to Post-Effective Amendment No. 8 on the Registrant's Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

(i)

Opinion of Morgan, Lewis & Bockius as to legality of the securities being registered, is filed herewith.

(j)

Consent of Independent Accountants, McCurdy & Associates CPA's, Inc., is filed herewith.

(k)

Inapplicable

(l)

Purchase Agreement between Registrant and Croft-Leominster, Inc. filed as Exhibit (13) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

(m)

Distribution Plan filed as Exhibit (15) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

(n)

Inapplicable

(p)(1)

Code of Ethics for the Croft Funds Corporation, filed as Exhibit (p)(1) to Post-Effective Amendment No. 7 on the Registrant's Registration Statement on Form N-1A filed on August 28, 2000 is incorporated by reference.

(p)(2)

Code of Ethics for Croft-Leominster, Inc., filed as Exhibit (p)(1) to Post-Effective Amendment No. 7 on the Registrant's Registration Statement on Form N-1A filed on August 28, 2000 is incorporated by reference.

(q)

Powers of Attorney are filed herewith.

Item 24.

Persons Controlled By or Under Common Control with the Fund

None

Item 25.

Indemnification

The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law.  The Corporation shall indemnify and advance expenses to its officers to the same extent as to its directors and to such further extent as is consistent with law.  The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation Law.

Item 26.

Business and other Connections of the Investment Adviser

The Manager is a Maryland corporation that was organized in 1989.  The Manager's principal place of business is at Canton House, 300 Water Street, Baltimore, Maryland 21202.  It is in the business of providing investment advice and related services, and is registered with the Securities and Exchange Commission as an investment adviser.  The Manager has prior experience as a General Partner of several limited partnerships that invest in securities, and its principal staff has substantial investment experience.

The names and prior experience of the Officers and Directors of the Manager are set forth below.  The principal business address of each person listed below (as it relates to the Manager) is Canton House, 300 Water Street, Baltimore, Maryland 21200.

Name and Position with Croft-Leominster, Inc.	Prior Experience

L. Gordon Croft Director, Chief Investment Officer and Vice President	Vice President and Director, T. Rowe Price

Kent Croft President and Director	Manager, Equity Sales and Research, Salomon Brothers

George Russell Croft Vice President	Summer Associate, Gabelli & Co.

Carla Reedinger Treasurer	Senior Portfolio Assistant, T. Rowe Price

Greg Valentine Assistant Vice President and Research Analyst	Summer Associate, Paine Webber

Item 27.

Principal Underwriters

None

Item 28.

Location of Accounts and Records

All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant (transfer agency and shareholder records), the offices of Registrant's manager, (corporate records, journals, ledgers, receipts, and brokerage orders), or at the offices of Morgan, Lewis & Bockius LLP, counsel to the Registrant, 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004.

Item 29.

Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.

Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements  for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to Registration Statement No. 33-81926 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 29th day of August, 2003.

CROFT FUNDS CORPORATION

By:  /s/ Kent G. Croft

       Kent G. Croft, President and Director

As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature

Title

Date

               *

George D. Edwards, II

Director

August 29, 2003

/s/ Frederick S. Billig

Frederick S. Billig

Director

August 18, 2003

*

Charles J. McLaughlin

Director

August 29 , 2003

/s/ Kent G. Croft

Kent G. Croft

President and Director

August 29, 2003

/s/ Carla Reedinger

Carla Reedinger

Treasurer

August 29, 2003

*By: /s/ Kent G. Croft

Kent G. Croft

Attorney in fact

Exhibit Index

Name	Exhibit	Sequential Page Number

Articles of Incorporation filed as Exhibit (1) to the Registrant's Initial Registration Statement filed on July 22, 1994 are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

a

By-Laws filed as Exhibit (2) to the Registrant's Initial Registration Statement filed on July 22, 1994 are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

b
Inapplicable	c

Management Contract between Registrant and Croft-Leominster, Inc. filed as Exhibit (5) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

d
Inapplicable	e
Inapplicable	f

Custodian Agreement between Registrant and Star Bank (currently US Bank), N.A. dated August 19, 1994 filed as Exhibit (8) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

g

Transfer Agent Agreement between Croft-Leominster Income Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(4) to Post-Effective Amendment No. 8 on the Registrant's Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

h(1)

Transfer Agent Agreement between Croft-Leominster Value Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(5) to Post-Effective Amendment No. 8 on the Registrant's Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

h(2)

Accounting Services Agreement between Croft-Leominster Income Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(6) to Post-Effective Amendment No. 8 on the Registrant's Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

h(3)

Accounting Services Agreement between Croft-Leominster Value Fund and Mutual Shareholder Services, LLC dated July 6, 2001 filed as Exhibit (h)(7) to Post-Effective Amendment No. 8 on the Registrant's Registration Statement on Form N-1A filed on August 20, 2001 is incorporated by reference.

h(4)
Opinion of Morgan, Lewis & Bockius as to legality of the securities being registered is filed herewith.	I	Ex-99.Bi
Consent of Independent Accountants - McCurdy & Associates CPA's is filed herewith.	j	Ex-99.Bj
Inapplicable	k

Purchase Agreement between Registrant and Croft-Leominster, Inc. filed as Exhibit (13) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

l

Distribution Plan filed as Exhibit (15) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (m) of

Post-Effective Amendment No. 5, as filed on June 29, 1998.

m
Inapplicable	o
Code of Ethics for the Croft Funds Corporation is incorporated by reference to Exhibit (p) (1) of Post-Effective Amendment No. 7 as filed on August 28, 2000.	p(1)
Code of Ethics for Croft-Leominster, Inc. is incorporated by reference to Exhibit (p) (2) of Post-Effective Amendment No. 7 as filed on August 28, 2000.	p(2)
Powers of Attorney are filed herewith.	q	Ex-99.Bq